American Funds Developing World Growth and Income FundSM
Investment portfolio
February 29, 2020
unaudited
Common stocks 93.82% Financials 24.66%	Shares	Value (000)
Ping An Insurance (Group) Co. of China, Ltd., Class H1	6,248,500	$69,946
Sberbank of Russia PJSC (ADR)[1]	4,006,500	56,826
Sberbank of Russia PJSC[1]	3,235,447	11,533
ICICI Bank Ltd.[1]	5,845,288	40,285
ICICI Bank Ltd. (ADR)	581,100	8,060
AIA Group Ltd.[1]	4,775,800	46,189
Bank Central Asia Tbk PT1	21,144,000	46,140
Bank Mandiri (Persero) Tbk PT, Series B1	68,512,700	34,314
TCS Group Holding PLC (GDR)[1,2]	807,180	17,801
TCS Group Holding PLC (GDR)[1]	610,000	13,452
China Merchants Bank Co., Ltd., Class H1	6,372,000	29,487
HDFC Bank Ltd.[1]	1,710,427	28,131
Bolsa Mexicana de Valores, SAB de CV, Series A	12,759,861	26,955
PT Bank Tabungan Pensiunan Nasional Syariah Tbk[1,3]	90,192,500	23,728
Hong Kong Exchanges and Clearing Ltd.[1]	706,100	23,352
Discovery Ltd.[1]	3,743,685	22,982
Credicorp Ltd.	122,200	22,151
Guaranty Trust Bank PLC[1]	281,809,766	18,329
TISCO Financial Group PCL, foreign registered[1]	5,344,500	16,693
B3 SA - Brasil, Bolsa, Balcao	1,539,000	16,519
MONETA Money Bank, AS, non-registered shares[1]	4,771,076	15,856
Akbank TAS[1,3]	14,326,275	15,723
Housing Development Finance Corp. Ltd.[1]	499,720	15,136
Halyk Savings Bank Of Kazakhstan OJSC (GDR)[1,2,3]	703,600	9,859
Halyk Savings Bank Of Kazakhstan OJSC (GDR)[1]	344,737	4,831
Nova Ljubljanska banka dd (GDR)[1]	1,070,500	13,671
Bank Rakyat Indonesia (Persero) Tbk PT1	33,880,700	9,892
Kotak Mahindra Bank Ltd.[1]	227,065	5,148
XP Inc., Class A3	127,500	4,418
First Abu Dhabi Bank PJSC, non-registered shares[1]	906,249	3,505
Indian Energy Exchange Ltd.[1,3]	1,127,406	2,738
JSE Ltd.[1]	269,680	1,738
Moscow Exchange MICEX-RTS PJSC[1]	1,060,000	1,579
		676,967
Consumer discretionary 12.62%
Galaxy Entertainment Group Ltd.[1]	7,460,000	49,819
Sands China Ltd.[1]	7,146,300	33,564
Alibaba Group Holding Ltd.[1,3]	571,600	14,873
Alibaba Group Holding Ltd. (ADR)[3]	71,200	14,810
Detsky Mir PJSC[1]	17,303,310	29,005
Wynn Macau, Ltd.[1]	13,420,000	27,335
Trip.com Group Ltd. (ADR)[3]	833,400	25,302
Midea Group Co., Ltd., Class A1	3,266,178	25,167
Huazhu Group Ltd. (ADR)	713,000	24,064
Gree Electric Appliances, Inc. of Zhuhai, Class A1	2,471,140	21,233
Cyrela Brazil Realty SA, ordinary nominative	3,056,300	20,387
American Funds Developing World Growth and Income Fund — Page 1 of 7

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Shenzhou International Group Holdings Ltd.[1]	877,000	$10,879
Bloomberry Resorts Corp.[1]	66,381,500	10,609
Astra International Tbk PT1	27,111,288	10,547
Central Retail Corp. PCL, foreign registered[1,3]	6,223,700	6,213
YUM! Brands, Inc.	68,500	6,114
Matahari Department Store Tbk PT1	23,358,200	5,111
Meituan Dianping, Class B1,3	343,700	4,400
MercadoLibre, Inc.[3]	4,560	2,809
Gourmet Master Co. Ltd.[1]	815,000	2,455
Samsonite International SA1	564,600	992
Maruti Suzuki India Ltd.[1]	6,933	609
		346,297
Information technology 11.28%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	10,958,800	112,364
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	492,500	26,516
Samsung Electronics Co., Ltd.[1]	1,581,128	71,530
Tokyo Electron Ltd.[1]	171,400	35,231
Broadcom Inc.	69,300	18,893
Vanguard International Semiconductor Corp.[1]	6,254,000	14,955
Infosys Ltd. (ADR)	1,406,900	14,168
MediaTek Inc.[1]	586,000	6,770
King Slide Works Co., Ltd.[1]	498,000	5,667
VTech Holdings Ltd.[1]	408,100	3,586
		309,680
Communication services 10.69%
Tencent Holdings Ltd.[1]	1,762,200	86,921
América Móvil, SAB de CV, Series L (ADR)	2,346,619	37,264
Bharti Airtel Ltd.[1,3]	4,885,305	35,447
Singapore Telecommunications Ltd.[1]	14,016,800	30,336
HKBN Ltd.[1]	13,316,500	23,870
China Tower Corp. Ltd., Class H1	84,340,000	20,610
Yandex NV, Class A3	417,900	16,971
PT Surya Citra Media Tbk[1]	214,301,100	16,938
Airtel Africa PLC[1]	12,014,100	10,143
HUYA, Inc. (ADR)[3]	431,000	8,538
Bharti Infratel Ltd.[1]	1,121,403	3,357
HKT Trust and HKT Ltd., units[1]	1,943,000	2,914
		293,309
Real estate 9.52%
Longfor Group Holdings Ltd.[1]	19,629,500	91,553
China Overseas Land & Investment Ltd.[1]	23,938,000	80,986
China Resources Land Ltd.[1]	14,044,000	65,337
Poly Property Development Co., Ltd., Class H1,3	1,596,800	13,766
ESR Cayman Ltd.[1,3]	2,489,200	6,038
Vinhomes JSC[1]	1,080,000	3,767
		261,447
Health care 7.71%
BeiGene, Ltd. (ADR)[3]	328,200	51,970
Hangzhou Tigermed Consulting Co., Ltd., Class A1	4,381,188	47,712
Hypera SA, ordinary nominative	4,437,200	34,034
Hutchison China MediTech Ltd. (ADR)[3]	994,170	23,184
American Funds Developing World Growth and Income Fund — Page 2 of 7

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
OdontoPrev SA, ordinary nominative	5,871,700	$21,652
Jiangsu Hengrui Medicine Co., Ltd., Class A1	1,697,058	20,585
New Frontier Health Corp., Class A2,3	1,328,000	12,616
		211,753
Consumer staples 7.04%
Carlsberg A/S, Class B1	226,652	30,052
Varun Beverages Ltd.[1]	2,408,924	27,205
Unilever PLC[1]	392,900	21,066
Nestlé SA1	199,792	20,700
Danone SA1	232,362	16,450
Reckitt Benckiser Group PLC[1]	163,600	12,076
Diageo PLC[1]	303,000	10,731
Philip Morris International Inc.	121,200	9,923
Fomento Económico Mexicano, SAB de CV	1,211,800	9,802
British American Tobacco PLC[1]	210,781	8,376
Kweichow Moutai Co., Ltd., Class A1	49,259	7,507
Jiangsu Yanghe Brewery JSC, Ltd., Class A1	375,654	5,304
United Spirits Ltd.[1,3]	451,138	4,317
Ambev SA (ADR)	1,128,200	3,621
Chongqing Fuling Zhacai Group Co., Ltd., Class A1	639,066	2,539
Godrej Consumer Products Ltd.[1]	270,031	2,097
Eastern Company SAE[1]	1,500,000	1,366
		193,132
Industrials 4.57%
BOC Aviation Ltd.[1]	3,043,700	26,491
CCR SA, ordinary nominative	5,826,511	21,277
International Container Terminal Services, Inc.[1]	7,981,170	16,488
Airbus SE, non-registered shares[1]	114,907	14,044
AKR Corporindo Tbk PT1	71,567,200	13,140
Epiroc AB, Class A1	565,908	6,546
Epiroc AB, Class B1	432,087	4,843
Aggreko PLC[1]	953,100	8,443
DKSH Holding AG1	116,700	6,640
Wizz Air Holdings PLC[1,3]	62,200	2,749
DP World PLC[1]	161,365	2,550
Boeing Co.	7,600	2,091
		125,302
Materials 2.81%
Nexa Resources SA	2,191,423	16,085
Vale SA, ordinary nominative	1,523,079	15,091
LafargeHolcim Ltd.[1]	317,511	14,818
Alrosa PJSC[1]	13,160,298	14,185
Berger Paints India Ltd.[1]	748,646	5,879
ACC Ltd.[1]	248,860	4,557
Asian Paints Ltd.[1]	134,476	3,351
Gerdau SA (ADR)	875,800	3,276
		77,242
Energy 1.97%
Rosneft Oil Co. PJSC (GDR)[1]	2,229,700	13,584
Galp Energia, SGPS, SA, Class B1	744,985	10,226
CNOOC Ltd. (ADR)	45,805	6,336
American Funds Developing World Growth and Income Fund — Page 3 of 7

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
CNOOC Ltd.[1]	2,193,000	$3,024
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	581,400	7,035
China Oilfield Services Ltd., Class H1	4,638,000	5,988
OMV Petrom SA1	53,792,411	4,374
Reliance Industries Ltd.[1]	186,252	3,454
		54,021
Utilities 0.95%
China Gas Holdings Ltd.[1]	2,547,200	9,372
Guangdong Investment Ltd.[1]	3,000,000	5,671
ENN Energy Holdings Ltd.[1]	488,100	5,470
Enel Américas SA (ADR)	437,629	3,764
AES Corp.	111,598	1,867
		26,144
Total common stocks (cost: $2,267,117,000)		2,575,294
Preferred securities 2.62% Energy 1.21%
Petróleo Brasileiro SA (Petrobras), preferred nominative	5,872,900	33,279
Information technology 0.63%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	458,580	17,410
Industrials 0.38%
Azul SA, preferred nominative (ADR)[3]	350,700	10,346
Financials 0.22%
Itaú Unibanco Holding SA, preferred nominative (ADR)	842,344	5,955
Consumer discretionary 0.18%
Hyundai Motor Co., Series 2, preferred shares[1]	80,054	4,976
Total preferred securities (cost: $77,589,000)		71,966
Bonds, notes & other debt instruments 0.23% Corporate bonds & notes 0.23% Utilities 0.23%	Principal amount (000)
Cemig Geração e Transmissão SA 9.25% 2024[2]	$5,390	6,258
Total bonds, notes & other debt instruments (cost: $5,405,000)		6,258
American Funds Developing World Growth and Income Fund — Page 4 of 7

unaudited
Short-term securities 3.18% Money market investments 3.18%	Shares	Value (000)
Capital Group Central Cash Fund 1.63%[4]	874,508	$87,451
Total short-term securities (cost: $86,694,000)		87,451
Total investment securities 99.85% (cost: $2,436,805,000)		2,740,969
Other assets less liabilities 0.15%		4,125
Net assets 100.00%		$2,745,094
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,060,117,000, which represented 75.05% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $46,534,000, which represented 1.70% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Rate represents the seven-day yield at 2/29/2020.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
American Funds Developing World Growth and Income Fund — Page 5 of 7

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 29, 2020 (dollars in thousands):
American Funds Developing World Growth and Income Fund — Page 6 of 7

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$78,103	$598,864	$—	$676,967
Consumer discretionary	93,486	252,811	—	346,297
Information technology	59,577	250,103	—	309,680
Communication services	62,773	230,536	—	293,309
Real estate	—	261,447	—	261,447
Health care	143,456	68,297	—	211,753
Consumer staples	23,346	169,786	—	193,132
Industrials	23,368	101,934	—	125,302
Materials	34,452	42,790	—	77,242
Energy	13,371	40,650	—	54,021
Utilities	5,631	20,513	—	26,144
Preferred securities	49,580	22,386	—	71,966
Bonds, notes & other debt instruments	—	6,258	—	6,258
Short-term securities	87,451	—	—	87,451
Total	$674,594	$2,066,375	$—	$2,740,969
Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-100-0420O-S73074	American Funds Developing World Growth and Income Fund — Page 7 of 7